Long-term Debt and Other Financing Arrangements - Additional Information (Detail)	1 Months Ended	3 Months Ended		12 Months Ended						12 Months Ended		12 Months Ended					1 Months Ended			12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended			12 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended		0 Months Ended				1 Months Ended	12 Months Ended					2 Months Ended	12 Months Ended						12 Months Ended							1 Months Ended				12 Months Ended		6 Months Ended	12 Months Ended					3 Months Ended								1 Months Ended	0 Months Ended			12 Months Ended
	Jan. 31, 2011 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Jan. 31, 2011 EUR (€)	Dec. 31, 2012 Revolving credit facility [Member] USD ($)	Dec. 31, 2011 Revolving credit facility [Member] USD ($)	Dec. 31, 2012 New revolving credit Facility [Member] USD ($)	Dec. 31, 2012 7.75% Senior Notes due 2018 [Member] USD ($)	Dec. 31, 2012 Luxco owned [Member]	Dec. 31, 2011 Luxco owned [Member]	Dec. 31, 2012 Nielsen common stock [Member] USD ($)	Feb. 28, 2012 Subsequent event [Member] USD ($)	Feb. 28, 2013 Subsequent event [Member] Luxco owned [Member]	Feb. 28, 2013 Subsequent event [Member] Nielsen common stock [Member] USD ($)	Dec. 31, 2012 Minimum [Member]	Feb. 28, 2012 Minimum [Member] Subsequent event [Member]	Dec. 31, 2012 Maximum [Member]	Feb. 28, 2012 Maximum [Member] Subsequent event [Member]	Jan. 31, 2011 6.25% Mandatory Convertible Subordinated Bonds due 2013 [Member] USD ($)	Feb. 28, 2011 11.50% Senior Discount Notes Due 2016 [Member] USD ($)	Feb. 28, 2011 11.625% Senior Discount Notes Due 2014 [Member] USD ($)	Feb. 28, 2011 12.50% Senior Subordinated Discount Notes Due 2016 [Member] USD ($)	Aug. 31, 2006 12.50% Senior Subordinated Discount Notes Due 2016 [Member] USD ($)	Dec. 31, 2012 Senior secured term loan due 2016 [Member]	Oct. 31, 2012 4.50% Senior Notes due 2020 [Member] USD ($)	Apr. 30, 2009 11.50% Senior Notes due 2016 [Member] USD ($)	Apr. 16, 2008 10% Senior Notes due 2014 [Member] USD ($)	Aug. 31, 2006 10% Senior Notes due 2014 [Member] USD ($)	Aug. 31, 2006 9% Senior Notes due 2014 [Member]	Apr. 16, 2008 9% Senior Notes due 2014 [Member]	Jan. 31, 2009 11.625% Senior Secured Notes [Member] USD ($)	Dec. 31, 2011 Base rate loans [Member] Senior secured term loan due 2016 [Member]	Dec. 31, 2011 Base rate loans [Member] Senior secured term loan due 2016 [Member] Minimum [Member]	Dec. 31, 2011 Base rate loans [Member] Senior secured term loan due 2016 [Member] Maximum [Member]	Dec. 31, 2011 Base rate loans [Member] Senior secured term loan due 2013 [Member] Minimum [Member]	Dec. 31, 2011 Base rate loans [Member] Senior secured term loan due 2013 [Member] Maximum [Member]	Mar. 31, 2011 11.125% Senior Discount Debenture Notes due 2016 [Member] USD ($)	Aug. 31, 2006 11.125% Senior Discount Debenture Notes due 2016 [Member] EUR (€)	Dec. 31, 2011 LIBOR Loan [Member] Senior secured term loan due 2016 [Member]	Dec. 31, 2011 LIBOR Loan [Member] Senior secured term loan due 2016 [Member] Minimum [Member]	Dec. 31, 2011 LIBOR Loan [Member] Senior secured term loan due 2016 [Member] Maximum [Member]	Dec. 31, 2011 LIBOR Loan [Member] Senior secured term loan due 2013 [Member] Minimum [Member]	Dec. 31, 2011 LIBOR Loan [Member] Senior secured term loan due 2013 [Member] Maximum [Member]	Dec. 31, 2012 Base rate [Member] Minimum [Member] Floating rate [Member]	Dec. 31, 2012 Base rate [Member] Maximum [Member] Floating rate [Member]	Dec. 31, 2012 Libor rate [Member] Minimum [Member] Floating rate [Member]	Dec. 31, 2012 Libor rate [Member] Maximum [Member] Floating rate [Member]	Dec. 31, 2012 Debenture Loans [Member] USD ($)	Mar. 31, 2013 Debenture Loans [Member] USD ($)	Dec. 31, 2011 Debenture Loans [Member] USD ($)	Dec. 31, 2012 Private placement debenture loan due 2011 [Member] JPY (¥)	Feb. 28, 2012 Private placement debenture loan due 2011 [Member] EUR (€)	Apr. 30, 2012 Private placement debenture loan due 2012 [Member] EUR (€)	May 31, 2010 Private placement debenture loan due 2012 [Member] EUR (€)	Dec. 31, 2012 Private placement debenture loan due 2012 [Member]	Dec. 31, 2011 Private placement debenture loan due 2012 [Member] USD ($)	Dec. 31, 2010 Other loans [Member] USD ($)	Dec. 31, 2010 Other loans [Member] USD ($)	Dec. 31, 2009 Other loans [Member] USD ($)	Mar. 31, 2013 Other loans [Member] USD ($)	Dec. 31, 2012 Other loans [Member] USD ($)	Dec. 31, 2011 Other loans [Member] USD ($)	Mar. 31, 2013 Class E Term Loans [Member] USD ($)	Mar. 31, 2013 Class E Term Loans [Member] EUR (€)	Mar. 31, 2013 Class E Term Loans [Member] Base rate loans [Member]	Mar. 31, 2013 Class E Term Loans [Member] Eurocurrency rate loans [Member]	Mar. 31, 2013 Class A Term Loans [Member]	Mar. 31, 2013 Class B Term Loans [Member]	Mar. 31, 2013 Class C Term Loans [Member]	Mar. 31, 2013 Capitalized deferred fees [Member] USD ($)	Oct. 31, 2012 8.50% Senior Secured Term Loan due 2017 [Member] 11.50% Senior Notes due 2016 [Member] USD ($)	Apr. 16, 2008 Eurodollar loans [Member] USD ($)	Apr. 16, 2008 Eurodollar loans [Member] 9% Senior Notes due 2014 [Member] EUR (€)	Aug. 31, 2006 Eurodollar loans [Member] 9% Senior Notes due 2014 [Member] EUR (€)	Dec. 31, 2012 Euro Denominated Variable Rate Senior Secured Term Loans Due Two Thousand Thirteen [Member] Other loans [Member]	Dec. 31, 2012 Euro Denominated Variable Rate Senior Secured Term Loans Due Two Thousand Sixteen [Member] Other loans [Member]
Debt Instrument [Line Items]
Acquisition price per share				$ 48
Unsecured note or loan amount commitment				$ 1,300,000,000
Borrowings, outstanding		0								0	0
Senior Secured Credit Agreement amended, principal amount																	1,222,000,000																																																			2,532,000,000	289,000,000
Debt maturity date																								Feb. 01, 2013						Oct. 01, 2020																																						May 01, 2016	May 01, 2016			Aug. 09, 2013	May 01, 2016	May 01, 2016
Incurring cost																																																																											12,000,000	115,000,000
Original principal amount repaid		1.00%	1.00%														3.33%												0.25%
Margin under term loan facility																																																																						1.75%	2.75%
Applicable margin for senior secured term loans, base rate loans																																					2.75%							3.75%																										3.00%
Initial public offering of shares	82,142,858
Par value of common stock			€ 0.20				€ 0.20	€ 0.20	€ 0.07
Issue price per share	$ 23.00
Proceeds from initial offering	1,801,000,000
Underwriter discounts	88,000,000
Aggregate principal amount of bonds issued																								288,000,000
Debt instrument, stated interest rate																								6.25%	11.50%	11.625%	12.50%															11.125%														2.50%	6.75%			6.75%
Proceeds from issuance of bonds																								277,000,000
Underwriter discounts on issue of bonds																								11,000,000
Bonds converted to common stock				10,416,700																10,416,700		12,499,925
Number of shares issued per bond conversion																				1.8116		2.1739
Conversion rate				$ 50.00
Consecutive trading period				20 days
Initial price per share				$ 23.00
Threshold appreciation price per share				$ 27.60
Common stock conversion per share price				$ 27.60
Payment to redeem outstanding senior notes																									201,000,000	129,000,000	1,133,000,000															495,000,000
Face value of Senior Notes redeemed																									164,000,000	107,000,000	999,000,000
Senior notes outstanding		6,208,000,000		6,184,000,000	6,359,000,000																				467,000,000																												2,093,000,000	2,094,000,000	1,699,000,000						39,000,000				1,000,000	1,000,000	4,000,000
Principal amount of senior notes																									500,000,000	330,000,000	1,070,000,000
Senior notes outstanding																										307,000,000
Percentage for aggregate principal amount																											105.89%															104.87%
Debt extinguishment charge				231,000,000
Number of shares owned				258,463,857	258,463,857									236,266,399	270,746,445			195,463,201
Percentage of owned shares														65.00%	75.00%			52.00%
Number of shares offered through public offering		258,463,857	258,463,857	258,463,857	258,463,857											34,500,000			40,814,883
Common stock par value																$ 30.25			$ 32.55
Federal funds rate plus					0.50%
Company's secured leverage ratio in case of base rate loans																																								1.00%	1.25%						2.00%	2.25%
Total leverage ratio for base rate loans																																						2.25%	2.75%						3.25%	3.75%
Senior Secured Credit Agreement amortizing term, amended																	5 years
Margin under term loan facility																					0.75%		1.50%
Margin on LIBOR loans																					1.75%		2.50%
Debt instrument, maturity date																	2017-02-28
Other term loans under the Senior Secured Credit Agreement, Minimum																	750,000,000													800,000,000
Original principal amount paid in first year																	5.00%
Original principal amount paid in second year																	5.00%
Original principal amount paid in third year																	10.00%
Original principal amount paid in fourth year																	10.00%
Original principal amount paid in fifth year																	70.00%
Net restricted assets, subsidiary entities				5,200,000,000
Capital stock of non-U.S. subsidiaries of the company, percentage				65.00%
Debt instrument, maximum borrowing capacity										688,000,000		635,000,000
Debt instrument, maturity date										Aug. 31, 2012		Apr. 30, 2016
Debt instrument, interest rate																																																	2.25%	3.50%	1.25%	2.50%
Credit commitment fee percentage																				0.375%		0.75%
Letters of credit, outstanding										13,000,000	19,000,000
Debt instrument, remaining borrowing capacity										622,000,000
Redemption of Senior Notes and Senior Subordinated Discount Notes at a percentage of aggregated accreted principal plus accrued and unpaid interest																																																					101.00%
Interest rate													7.75%															12.50%		4.50%	11.50%		10.00%	9.00%		11.625%							11.125%
Maturity price of Senior Notes																														800,000,000
Cash proceeds from issue of notes, net of fees and expenses													1,065,000,000																	788,000,000	452,000,000					290,000,000
Additional Notes issued													1,080,000,000																		500,000,000	220,000,000				330,000,000
Issue price of notes													1,085,000,000																		461,000,000					297,000,000
Senior Notes Maturity Date													2018															2016			2011			2014		2014							2016																	2012
Issue of notes																												1,070,000,000					650,000,000										343,000,000																																				150,000,000
Redemption of Senior Notes																																870,000,000
Redemption of notes at a percentage of aggregate principal amount																																105.00%			104.50%
Redemption of Senior Notes																																																																														150,000,000
Loss on redemption																																																																													90,000,000
Repayment of debt																																																								4,000,000,000	30,000,000	50,000,000	50,000,000
Foreign currency translation adjustment, net of tax																																																														43,000,000	96,000,000	21,000,000
Income tax on Foreign currency translation adjustment																																																														17,000,000
Maturity Date of Term Loan																																																																																2013	2016
Deferred financing costs				60,000,000	68,000,000
Issue of Notes to Related Parties				412,000,000	600,000,000
Interest expense associated with amounts held by Sponsors				20,000,000	26,000,000	29,000,000
Effective interest rates on capital leases and other financing activities																				8.00%		10.00%
Interest expense related to capital leases and other financing transactions				9,000,000	10,000,000	11,000,000
Proceeds to be received from non-cancelable leases				$ 5,000,000